Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 — COMMITMENTS AND CONTINGENCIES

The Company may be involved in certain legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease Commitments

The company’s subsidiary, Shanghai TD Parking has entered into one operating lease agreement with the owner to lease office space in Shanghai.

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of June 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	$20,102
Total	$20,102